Form N-1A Supplement	Oct. 16, 2025
Gabelli Automation ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Gabelli Automation ETF

Supplement dated October 16, 2025, to the Fund’s Summary Prospectus, Prospectus

and Statement of Additional Information, each dated April 30, 2025

This supplement is intended to provide information to shareholders regarding changes to the name and principal investment strategies of the Gabelli Automation ETF (the “Fund”), as approved by the Board of Trustees (the “Board”) of the Gabelli ETFs Trust.